Earnings (Loss) Per Common Share from Continuing Operations	12 Months Ended
Dec. 31, 2010
Earnings Per Common Share from Continuing Operations [Abstract]
Earnings Per Common Share from Continuing Operations
Note 6. Earnings (Loss) Per Common Share from Continuing Operations

	Years Ended December 31,
	2010	2009	2008
	(Dollars in millions, except per-share amounts;
	shares in thousands)
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share(1)	$(1,087)	$444	$1,398

Basic weighted-average shares(2)	584,552	581,674	581,342
Effect of dilutive securities:
Nonvested restricted stock units	—	2,216	1,334
Stock options	—	2,065	3,439
Convertible debentures(2)	—	3,430	6,604

Diluted weighted-average shares	584,552	589,385	592,719

Earnings (loss) per common share from continuing operations:
Basic	$(1.86)	$.76	$2.41
Diluted	$(1.86)	$.76	$2.37

(1)	The years of 2009 and 2008 include $1.2 million and $2.4 million, respectively, of interest expense, net of tax, associated with our convertible debentures. (See Note 12.) These amounts have been added back to income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders to calculate diluted earnings per common share.

(2)	During 2009, we issued shares of our common stock in exchange for a portion of our convertible debentures. (See Note 12.)
     For 2010, 3.2 million weighted-average nonvested restricted stock units and 3.0 million weighted-average stock options have been excluded from the computation of diluted earnings per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.
     Additionally, for 2010, 2.2 million weighted-average shares related to the assumed conversion of our convertible debentures, as well as the related interest, net of tax, have been excluded from the computation of diluted earnings per common share. Inclusion of these shares would have an antidilutive effect on the diluted earnings per common share. We estimate that if 2010 income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders was $219 million of income, then these shares would become dilutive.
     The table below includes information related to stock options that were outstanding at December 31 of each respective year but have been excluded from the computation of weighted-average stock options due to the option exercise price exceeding the fourth quarter weighted-average market price of our common shares.

	2010	2009	2008
Options excluded (millions)	2.4	3.7	6.4
Weighted-average exercise price of options excluded	$32.41	$30.21	$26.41
Exercise price range of options excluded	$22.68 - $40.51	$20.28 - $42.29	$16.40 - $42.29
Fourth quarter weighted-average market price	$22.47	$19.81	$16.37